Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended			9 Months Ended
	Sep. 30, 2012 Segment	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Intellectual Property And know-how	Sep. 30, 2011 Intellectual Property And know-how	Dec. 31, 2011 Intellectual Property And know-how	Dec. 31, 2010 Intellectual Property And know-how	Dec. 31, 2009 Intellectual Property And know-how	Dec. 31, 2012 Subsequent Event	Sep. 30, 2012 Pro Forma	Sep. 30, 2012 Pro Forma Series E Preferred Stock	Sep. 30, 2012 Pro Forma Common Stock	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 Maximum Cash and Cash Equivalents
Summary Of Significant Accounting Policies [Line Items]
Series E convertible preferred stock issued upon conversion of warrants													33,032
Shares issued upon conversion of Series E convertible preferred stock														12,968,036
Share price												$ 8.50
Estimated total enterprise value	$ 226,400,000		$ 106,900,000	$ 99,500,000
Risk-adjusted discount used in PWERM	12.00%
Non-marketability discount	14.20%
Fair value assumptions estimated time to liquidity event															2 months	17 months
Percentage of weight assigned to initial public offering	80.00%
Percentage of weight assigned to sale	20.00%
Highly liquid investments maturity period																	90 days
Restricted cash current, standby letters of credit	205,000		205,000
Restricted cash non current, standby letters of credit				483,000
Property and equipment, estimated useful lives	3 years
Intangible asset, acquired value						1,000,000
Intangible asset, estimated useful life						9 years
Intangible asset, Amortization expense	83,000	83,000	111,000	111,000	111,000	100,000	100,000	100,000	100,000	100,000
Estimated amortization expense to be recorded in the year 2012						100,000
Deferred offering costs	$ 2,000,000
Number of operating segment	1
Reverse stock split ratio											0.2808